PREPAYMENTS AND OTHER CURRENT ASSETS (Summary of Prepayments and Other Current Assets) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
PREPAYMENTS AND OTHER CURRENT ASSETS
Receivables from third-party payment service providers	$ 531	$ 504
Utility deposits	1,934	915
Other deposits	510	391
Receivables from disposal of mining pool business		1,000
Receivables from long-term investments		559
Deferred expense	238	670
Loans to the third parties	2,474	2,358
Derivative assets	40	859
Others	188	290
Less: allowance for credit losses	(1,669)	(1,635)
Prepayments and other current assets	$ 4,246	$ 5,911